Finance income and expenses	6 Months Ended
Jun. 30, 2019
Finance income and expenses
Finance income and expenses

Note 13 – Finance income and expenses

Finance income and expenses for the three months ended June 30, 2019 and 2018 were as follows:

	For the three months ended		For the six months ended
	June 30,		June 30,
(expressed in millions)	2019	2018	2019	2018
Finance income
Interest	$1.2	$0.7	$1.9	$1.7
	$1.2	$0.7	$1.9	$1.7
Finance expenses
Interest	$1.7	—	$3.6	$—
Standby charges	0.6	$0.5	0.9	1.2
Amortization of debt issue costs	0.2	0.3	0.4	0.5
Accretion of lease liabilities	—	—	0.1	—
	$2.5	$0.8	$5.0	$1.7